Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2024	Dec. 31, 2023
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	144.3	129.3
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	3	2.9
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	97.5	97.1
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	2.5	3.1
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	93.6	93
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9.3	9.6